Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Compensation of Key Management

The remuneration of directors and members of the executive management team was as follows:

	For the years ended December 31,
	2019 $	2018 $
Stock-based compensation	2,731	2,410
Salaries, benefits and directors' fees included in general and administrative expenses	2,565	2,636
Salaries and benefits included in exploration expenditures	369	547
Salaries and benefits capitalized to Investment in the Joint Venture	504	812
Salaries and benefits capitalized to PP&E	204	-
	6,373	6,405

	As at December 31,	As at December 31,
	2019 $	2018 $
Total due to directors and executive team	357	164